Income Taxes (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Tax Credit Carryforward, Amount	$ 300,000
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	175,000	175,000
Undistributed Earnings of Foreign Subsidiaries	0
Decrease In Tax Rates	10.00%
Decrease In Tax Rates Next Twelve Months	12.50%
Decrease In Tax Rates In Year Two	7.00%
Decrease In Tax Rates In Year Three	12.00%
Decrease In Tax Rates In Year Four	6.00%
Corporate Tax Rate	25.00%	24.00%	25.00%
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	35.00%	35.00%	35.00%
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential	(3.40%)	0.00%	0.00%
Privileged Enterprise Benefits Rate	25.00%
Description Of Foreign Investors	When foreign (non Israeli) ownership exceeds 90%, the Approved Enterprise and Privileged Enterprise income is either tax exempt or taxable at a tax rate of 10% for a 10 year period.
Accrued Tax Exempt Income	55,000,000
Accrued Corporate Tax	5,500,000
Reduced Corporate Tax Rate	15.00%
Maximum Of One Time Payment	$ 2,400,000
Decrease In Tax Rates In Year Thereafter	6.00%
Special Preferred Enterprise Of Reduced Tax Rates 1	8.00%
Special Preferred Enterprise Of Reduced Tax Rates 2	5.00%
Special Preferred Enterprise Benefits Period	10 years
Germany [Member]
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential	27.90%
Hong Kong [Member]
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential	16.50%
Japan [Member]
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential	42.00%
China [Member]
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential	25.00%
Italy [Member]
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential	27.50%